UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21831

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS

ABSOLUTE RETURN FUND STS

Consolidated Financial Statements (Unaudited)

For the Period from January 1, 2012 to

June 30, 2012

Alternative Investment Partners Absolute Return Fund STS

Consolidated Financial Statements (Unaudited)

For the Period from January 1, 2012 to June  30, 2012

Unaudited financial statements for Alternative Investment Partners Absolute Return Fund for the period from January 1, 2012 to June 30, 2012 are attached to these consolidated financial statements and are an integral part thereof.

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2012

Assets
Investment in Alternative Investment Partners Absolute Return Fund, at fair value	$377,702,506
Cash	143,507
Repurchases receivable from Alternative Investment Partners Absolute Return Fund	24,491,870
Prepaid investment in Alternative Investment Partners Absolute Return Fund	450,000
Other assets	23,345

Total assets	402,811,228

Liabilities
Payable for share repurchases	24,491,870
Subscriptions received in advance	520,000
Accrued expenses and other liabilities	193,894

Total liabilities	25,205,764

Net assets	$377,605,464

Net assets consist of:
Net capital	$323,624,005
Accumulated net investment income (loss)	(5,477,314)
Accumulated net realized gain (loss) from investments	4,937,956
Net unrealized appreciation on investments	54,520,817

Net assets	$377,605,464

Net asset value per share:
346,566.122 shares issued and outstanding, no par value, 1,000,000 registered shares	$1,089.56

Maximum offering price per share ($1,089.56 plus sales load of 3% of net asset value per share)	$1,122.25

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

1

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Operations (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund
Dividend income	$5,433
Expenses	(4,591,040)

Net investment income (loss) allocated from Alternative Investment Partners Absolute Return Fund	(4,585,607)

Fund expenses
Withholding taxes	572,997
Transfer agent fees	131,775
Professional fees	69,150
Printing fees	43,740
Insurance expense	22,194
Registration fees	11,418
Custody fees	120
Other	40,313

Total fund expenses	891,707

Net investment income (loss)	(5,477,314)

Realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund
Net realized gain (loss) from investments	4,937,956
Net change in unrealized appreciation/depreciation on investments	16,182,297

Net realized and unrealized gain (loss) from investments allocated from Alternative Investment Partners Absolute Return Fund	21,120,253

Net increase (decrease) in net assets resulting from operations	$15,642,939

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

2

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2011
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(11,183,419)
Net realized gain (loss) from investments	23,518,523
Net change in unrealized appreciation/depreciation on investments	(8,925,711)

Net increase (decrease) in net assets resulting from operations	3,409,393

Shareholder transactions
Subscriptions (representing 6,983.190 shares)	7,383,263
Repurchases (representing 115,829.433 shares)	(122,168,201)

Net increase (decrease) in net assets from shareholder transactions	(114,784,938)

Total increase (decrease) in net assets	(111,375,545)

Net assets, beginning of year (representing 497,755.167 shares)	519,585,182

Net assets, end of year (representing 388,908.924 shares)	$408,209,637

For the period from January 1, 2012 to June 30, 2012
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(5,477,314)
Net realized gain (loss) from investments	4,937,956
Net change in unrealized appreciation/depreciation on investments	16,182,297

Net increase (decrease) in net assets resulting from operations	15,642,939

Shareholder transactions
Subscriptions (representing 988.649 shares)	1,073,000
Repurchases (representing 43,331.451 shares)	(47,320,112)

Net increase (decrease) in net assets from shareholder transactions	(46,247,112)

Total increase (decrease) in net assets	(30,604,173)

Net assets, beginning of period (representing 388,908.924 shares)	408,209,637

Net assets, end of period (representing 346,566.122 shares)	$377,605,464

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

3

Alternative Investment Partners Absolute Return Fund STS

Consolidated Statement of Cash Flows (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$15,642,939
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net investment (income) loss allocated from Alternative Investment Partners Absolute Return Fund	4,585,607
Net change in unrealized appreciation/depreciation on investments allocated from Alternative Investment Partners Absolute Return Fund	(16,182,297)
Net realized (gain) loss from investments allocated from Alternative Investment Partners Absolute Return Fund	(4,937,956)
Purchase of investments in Alternative Investment Partners Absolute Return Fund	(790,000)
Proceeds from sales of investments in Alternative Investment Partners Absolute Return Fund	47,893,109
(Increase) decrease in repurchases receivable from Alternative Investment Partners Absolute Return Fund	1,371,356
(Increase) decrease in prepaid investment in Alternative Investment Partners Absolute Return Fund	(450,000)
(Increase) decrease in other assets	11,179
Increase (decrease) in accrued expenses and other liabilities	5,036

Net cash provided by (used in) operating activities	47,148,973

Cash flows from financing activities
Subscriptions (including subscriptions received in advance)	1,543,000
Repurchases	(48,691,468)

Net cash provided by (used in) financing activities	(47,148,468)

Net change in cash	505
Cash at beginning of period	143,002

Cash at end of period	$143,507

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2012 of subscriptions received in advance during 2011	$50,000

See accompanying notes and attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

4

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited)

June 30, 2012

1.	Organization and Consolidation

Alternative Investment Partners Absolute Return Fund STS (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on October 31, 2005. The Fund commenced operations on September 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Feeder” fund in a “Master-Feeder” structure whereby the Fund invests substantially all of its assets in AIP Absolute Return Fund LDC (the “Offshore Fund”), a Cayman Islands limited duration company, which in turn invests substantially all of its assets in Alternative Investment Partners Absolute Return Fund (the “Master Fund”). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act, as a closed-end, non-diversified, management investment company. Morgan Stanley AIP GP LP, an affiliate of Morgan Stanley, serves as the Master Fund’s investment adviser (the “Adviser”). The Master Fund has the same investment objective as the Fund and the Offshore Fund. The Master Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Master Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions such as total return swaps, options and futures.

The Fund consolidates the Offshore Fund, a wholly-owned subsidiary, and has included all of the assets and liabilities and revenues and expenses of the Offshore Fund in the accompanying financial statements. Intercompany balances have been eliminated through consolidation. As of June 30, 2012, the Fund had a 59.22% indirect ownership interest in the Master Fund. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s consolidated financial statements.

The Fund has a Board of Trustees (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board (the “Trustees”) are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund’s Board of Trustees.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

5

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,000,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was September 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first business day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA.

Shares are sold only to certain special tax status investors (“Shareholders”), namely tax-exempt and tax-deferred investors. These investors also must represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The Distributor or any Selling Agent or RIA may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent or RIA. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimal initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

Effective May 1, 2012, the Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. Investments less than $250,000 will be subject to a maximum sales load of 3%; investments of $250,000 - $999,999 will be subject to a maximum sales load of 2%; investments of $1,000,000 - $4,999,999 will be subject to a maximum sales load of 1%; and investments of $5,000,000 or more will be subject to a maximum sales load of 0.5%. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charges a sales load by the Distributor or Selling Agent.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

6

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Investment in the Fund (continued)

Prior to May 1, 2012, the Distributor or Selling Agent were able to charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. Investments of $50,000 - $249,999 were subject to a maximum sales load of 3%; investments of $250,000 - $499,999 were subject to a maximum sales load of 2%; investments of $500,000 - $999,999 were subject to a maximum sales load of 1.5%; investments of $1,000,000 - $4,999,999 were subject to a maximum sales load of 1%; and investments of $5,000,000 or more were not subject to a sales load.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders. Any offer to repurchase Shares by the Fund is only made to Shareholders at the same times as, and in parallel with, each repurchase offer made by the Master Fund to its investors, including, indirectly, the Fund. Each such repurchase offer made by the Master Fund will generally apply to up to 15% of the net assets of the Master Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Master Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Master Fund has received at least 90% of the aggregate amount withdrawn by the Master Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited consolidated financial statements. As of June 30, 2012, the total of all Shareholders’ Holdback Amounts was $1,069,340 and is included in payable for share repurchases in the Consolidated Statement of Assets and Liabilities.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of June 30, 2012. The Fund’s investment in the Master Fund would be considered Level 3 as defined under fair valuation accounting standards. Valuation of Investment Funds and other investments held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these consolidated financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

7

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The Fund accrues its own expenses. The Fund does not pay the Adviser a management fee. As an indirect holder of shares in the Master Fund, however, the Fund does bear its allocable portion (based on the net asset value of the Master Fund attributable to the Fund) of the expenses of the Master Fund, including the management fee paid to the Adviser and shareholder servicing fees paid to the Distributor as described in the Master Fund’s financial statements. Please refer to the attached financial statements of the Master Fund for a discussion of the computation of the management fee and shareholder servicing fee. Included in expenses allocated from the Master Fund in the Consolidated Statement of Operations is $3,094,364 and $512,368, which are the Fund’s proportionate share of management fees and shareholder servicing fees, respectively, incurred by the Master Fund for the period from January 1, 2012 to June 30, 2012.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. State Street also serves as the Fund’s custodian.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer agent fees are payable monthly based on an annual per shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

Income and Withholding Taxes

The Fund expects to be treated as a partnership for U.S. federal income tax purposes. No provision for federal, state, or local income taxes is required in the consolidated financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states.

The Master Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% U.S. tax from effectively connected income allocable to its non-U.S. Shareholders and to remit those amounts to the U.S. Internal Revenue Service on behalf of non-U.S. Shareholders. If the Master Fund incurs a withholding tax or other tax obligation with respect to the share of the Master Fund’s income allocable to any Shareholder, then the Master Fund, without limitation of any other rights of the Fund, will cause a Share redemption from the Master Fund in the amount of the tax obligation. The amount of the tax obligation attributable to the Fund will be treated as an expense by the Fund.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

8

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

For the period from January 1, 2012 to June 30, 2012, the Master Fund recorded an estimated tax withholding amount of $572,997 related to the Fund’s share of withholding taxes, which is included in the Fund’s Consolidated Statement of Operations.

The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of June 30, 2012. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years.

3.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

9

Alternative Investment Partners Absolute Return Fund STS

Notes to Consolidated Financial Statements (Unaudited) (continued)

4.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2012 to June 30, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,049.63	$1,043.86	$993.96	$865.84	$1,159.35	$1,035.44

Net investment income (loss) (a)	(14.47)	(24.74)	(22.98)	(22.23)	(24.41)	(27.58)
Net realized and unrealized gain (loss) from investments	54.40	30.51	72.88	150.35	(269.10)	151.49

Net increase (decrease) resulting from operations	39.93	5.77	49.90	128.12	(293.51)	123.91

Net asset value, end of period	$1,089.56	$1,049.63	$1,043.86	$993.96	$865.84	$1,159.35

Total return (b)	3.80%	0.55%	5.02%	14.80%	(25.32%)	11.97%

Ratio of total expenses (c)	1.33%	2.54%	2.39%	2.40%	2.41%	2.54%
Ratio of net investment income (loss) (d)	(1.33%)	(2.34%)	(2.30%)	(2.39%)	(2.34%)	(2.44%)
Portfolio turnover (e)	5%	18%	23%	38%	23%	28%
Net assets, end of period (000s)	$377,605	$408,210	$519,585	$558,472	$551,606	$510,181

(a)	Calculated based on the average shares outstanding methodology.
(b)	Total return assumes a subscription of a Share in the Fund at the beginning of the year indicated and a repurchase of the Share on the last day of the year indicated, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c)	Includes expenses allocated from the Master Fund.
(d)	Includes income and expenses allocated from the Master Fund.
(e)	The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

5.	Subsequent Events

Unless otherwise stated throughout the Notes to the consolidated financial statements, the Fund noted no subsequent events that require disclosure in or adjustment to the consolidated financial statements.

See attached unaudited financial statements for Alternative Investment Partners Absolute Return Fund.

10

Alternative Investment Partners Absolute Return Fund STS

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Master Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Master Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Master Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

11

Alternative Investment Partners Absolute Return Fund STS

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Jacques Chappuis, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Mary Ann Picciotto, Chief Compliance Officer

Noel Langlois, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Master Fund’s Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

12

ALTERNATIVE INVESTMENT PARTNERS

ABSOLUTE RETURN FUND

Financial Statements (Unaudited)

For the Period from January 1, 2012 to

June 30, 2012

Alternative Investment Partners Absolute Return Fund

Financial Statements (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Alternative Investment Partners Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2012

Assets
Investments in investment funds, at fair value (cost $615,237,491)	$717,924,430
Cash	4,510,097
Prepaid investments in investment funds	5,000,000
Receivable for investments sold	64,344,209
Other assets	47,779

Total assets	791,826,515

Liabilities
Note payable	105,240,338
Payable for share repurchases	43,612,859
Withholding tax payable	1,967,215
Subscriptions received in advance	950,000
Management fee payable	850,571
Shareholder servicing fee payable	748,869
Transfer agent fee payable	40,716
Accrued expenses and other liabilities	648,568

Total liabilities	154,059,136

Net assets	$637,767,379

Net assets consist of:
Net capital	$534,454,764
Accumulated net investment income (loss)	(7,745,869)
Accumulated net realized gain (loss) from investments	8,371,545
Net unrealized appreciation on investments	102,686,939

Net assets	$637,767,379

Net asset value per share:
538,779.503 shares issued and outstanding, no par value, 1,500,000 registered shares	$1,183.73

Maximum offering price per share ($1,183.73 plus sales load of 3% of net asset value per share)	$1,219.24

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Operations (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Investment income
Dividend	$9,171

Expenses
Management fees	5,226,736
Interest expense	992,316
Shareholder servicing fees	865,448
Accounting and administration fees	201,165
Professional fees	146,300
Transfer agent fees	95,309
Custody fees	75,597
Registration fees	51,049
Trustees’ fees	21,000
Other	80,120

Total expenses	7,755,040

Net investment income (loss)	(7,745,869)

Realized and unrealized gain (loss) from investments
Net realized gain (loss) from investments in investment funds	8,371,545

Net realized gain (loss) from investments	8,371,545

Net change in unrealized appreciation/depreciation on investments in investment funds	27,246,203

Net change in unrealized appreciation/depreciation on investments	27,246,203

Net realized and unrealized gain (loss) from investments	35,617,748

Net increase (decrease) in net assets resulting from operations	$27,871,879

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statements of Changes in Net Assets (Unaudited)

For the year ended December 31, 2011
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(15,839,272)
Net realized gain (loss) from investments	40,396,629
Net change in unrealized appreciation/depreciation on investments	(15,069,897)

Net increase (decrease) in net assets resulting from operations	9,487,460

Shareholder transactions
Subscriptions (representing 15,014.381 shares)	17,147,647
Repurchases (representing 212,932.886 shares)	(243,211,281)

Net increase (decrease) in net assets from shareholder transactions	(226,063,634)

Total increase (decrease) in net assets	(216,576,174)

Net assets, beginning of year (representing 801,133.834 shares)	902,954,862

Net assets, end of year (representing 603,215.329 shares)	$686,378,688

For the period from January 1, 2012 to June 30, 2012
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(7,745,869)
Net realized gain (loss) from investments	8,371,545
Net change in unrealized appreciation/depreciation on investments	27,246,203

Net increase (decrease) in net assets resulting from operations	27,871,879

Shareholder transactions
Subscriptions (representing 4,817.132 shares)	5,623,601
Repurchases (representing 69,252.958 shares)	(82,106,789)

Net increase (decrease) in net assets from shareholder transactions	(76,483,188)

Total increase (decrease) in net assets	(48,611,309)

Net assets, beginning of period (representing 603,215.329 shares)	686,378,688

Net assets, end of period (representing 538,779.503 shares)	$637,767,379

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2012 to June 30, 2012

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$27,871,879
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments in investment funds	(8,371,545)
Net change in unrealized appreciation/depreciation on investments in investment funds	(27,246,203)
Purchase of investments in investment funds	(41,186,080)
Proceeds from sale of investments in investment funds	104,935,893
Net (purchase) sales/maturities of short-term investments	7,143,613
(Increase) decrease in prepaid investments in investment funds	(5,000,000)
(Increase) decrease in receivable for investments sold	(2,923,278)
(Increase) decrease in other assets	25,104
Increase (decrease) in withholding tax payable	572,997
Increase (decrease) in management fee payable	(57,657)
Increase (decrease) in shareholder servicing fee payable	447,645
Increase (decrease) in transfer agent fee payable	(4,104)
Increase (decrease) in accrued expenses and other liabilities	229,584

Net cash provided by (used in) operating activities	56,437,848

Cash flows from financing activities
Proceeds from issuance of note payable*	30,990,755
Repayments of note payable	(10,000,000)
Subscriptions (including subscriptions received in advance)	4,573,601
Repurchases	(86,784,688)

Net cash provided by (used in) financing activities	(61,220,332)

Net change in cash	(4,782,484)
Cash at beginning of period	9,292,581

Cash at end of period	$4,510,097

Supplemental disclosure of cash flow information:
Conversion to shareholder subscriptions in 2012 of subscriptions received in advance during 2011	$2,000,000

*	Includes $990,755 of accrued interest expense that was rolled over into the note payable principal balance. See discussion in Note 8 to the financial statements.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

June 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds

Commodity Trading Advisors - Managed Futures
GSA Quantitative Futures Partners, L.P.	6/1/2011	$21,064,553	$18,217,228	2.86%	7/31/2012	Monthly
Robeco Transtrend Diversified Fund LLC	6/1/2008	12,398,739	14,368,407	2.25	7/31/2012	Monthly

Total Commodity Trading Advisors - Managed Futures		33,463,292	32,585,635	5.11

Distressed
Cerberus Partners, L.P.	11/1/2009	22,982,380	28,080,803	4.40	(a)	(a)
Cerberus SPV LLC	11/1/2009	13,616,459	16,897,244	2.65	(a)	(a)

Total Distressed		36,598,839	44,978,047	7.05

Equity Long/Short - High Hedge
Magnetar Equity Opportunities Fund LLC	2/1/2011	982,154	1,339,150	0.21	7/31/2012	Monthly
Millennium USA, L.P.	9/1/2008	26,518,795	37,147,925	5.83	9/30/2012	Quarterly

Total Equity Long/Short - High Hedge		27,500,949	38,487,075	6.04

Equity Long/Short - Opportunistic
Artha Emerging Markets Fund L.P.	4/1/2010	15,000,000	14,126,427	2.21	9/30/2012	Quarterly
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	11,764,881	11,931,380	1.87	9/30/2012	Quarterly
Karsch Capital II, LP	1/1/2006	13,354,785	14,510,494	2.28	9/30/2012	Quarterly
Lansdowne Global Financials Fund, L.P.	1/1/2006	14,278,108	12,856,162	2.02	9/30/2012	Monthly
Lansdowne UK Equity Fund, L.P.	5/1/2009	15,010,997	16,036,256	2.51	9/30/2012	Monthly
S.A.C. Capital Management, L.P.	9/1/2009	28,360,327	37,359,214	5.86	9/30/2012	Quarterly (b)
Seligman Tech Spectrum Fund LLC	11/1/2007	13,343,808	15,327,231	2.40	7/31/2012	Monthly
TPG-Axon Partners, LP	10/1/2007	15,516,898	14,790,533	2.32	9/30/2012	Quarterly (b)
Valinor Capital Partners, L.P.	7/1/2011	8,200,000	7,515,393	1.18	6/30/2013	Annually

Total Equity Long/Short - Opportunistic		134,829,804	144,453,090	22.65

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	$688,140	$181,948	0.03%	(a)	(a)
Plainfield 2009 Liquidating LLC	6/1/2009	1,312,514	317,241	0.05	(a)	(a)
Silver Point Capital Fund, L.P.	5/1/2007	2,409,206	2,652,364	0.42	(b)	(b)

Total Event Driven Credit		4,409,860	3,151,553	0.50

Macro
Avantium Liquid EM Macro Fund LP	11/1/2011	16,000,000	16,234,109	2.55	8/31/2012	Monthly
BlueCrest Capital L.P.	7/1/2011	13,000,000	13,740,370	2.15	9/30/2012	Quarterly
Brevan Howard L.P.	4/1/2009	21,711,108	25,240,996	3.96	9/30/2012	Monthly
Citadel Tactical Trading LLC	1/1/2008	12,878,170	40,897,556	6.41	9/30/2012	Quarterly
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	17,286,192	24,318,791	3.81	9/30/2012	Quarterly
Discovery Global Opportunity Partners, L.P.	1/1/2008	12,434,854	17,612,845	2.76	12/31/2012	Semi-annually
Dymon Asia Macro (US) Fund	3/1/2012	18,442,500	17,780,414	2.80	7/31/2012	Monthly
Fortress Asia Macro Fund LP	7/1/2011	16,000,000	17,314,770	2.71	9/30/2012	Quarterly
QFR Victoria Fund, Ltd.	2/1/2010	18,763,731	22,135,592	3.47	9/30/2012	Quarterly

Total Macro		146,516,555	195,275,443	30.62

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	10,000,000	10,420,613	1.63	9/30/2012	Quarterly

Total Merger/Risk Arbitrage		10,000,000	10,420,613	1.63

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	4/1/2011	18,640,824	23,226,512	3.64	8/31/2012	Monthly
SPM Core Fund, L.P.	12/1/2010	20,433,153	27,604,798	4.33	9/30/2012	Quarterly
Tilden Park Investment Fund LP	3/1/2012	22,000,000	23,394,740	3.67	3/31/2013	Quarterly

Total Mortgage Arbitrage		61,073,977	74,226,050	11.64

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)

Multi-Strategy
Citadel Wellington LLC	8/1/2006	$16,626,393	$19,219,954	3.01%	9/30/2012	Quarterly
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	3,159,528	3,234,330	0.51	(b)	(b)
HBK Fund II L.P.	11/1/2009	22,449,529	25,857,726	4.05	9/30/2012	Quarterly (b)
KLS Diversified Fund LP	8/1/2010	20,836,506	22,682,009	3.56	9/30/2012	Quarterly
Magnetar Capital Fund, LP	1/1/2008	3,221,855	3,403,919	0.53	(b)	(b)
Magnetar Capital Fund II LP	1/1/2010	20,502,017	21,177,375	3.32	9/30/2012	Quarterly
OZ Europe Domestic Partners II, L.P.	4/1/2007	802,678	775,126	0.12	(b)	(b)
Perry Partners, L.P.	11/1/2006	1,401,059	1,317,461	0.21	(b)	(b)
QVT Associates II LP	7/1/2009	2,279,430	2,425,807	0.38	(a)	(a)
QVT Onshore LP	3/1/2012	13,744,805	14,924,485	2.34	9/30/2012	Quarterly
QVT SLV Onshore Ltd.	7/1/2009	4,645,144	5,287,056	0.83	(a)	(a)
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	1,301,969	1,405,927	0.22	(a)	(a)

Total Multi-Strategy		110,970,913	121,711,175	19.08

Restructurings and Value
Castlerigg Onshore SPV	1/1/2009	160,518	122,671	0.02	(a)	(a)
Castlerigg Partners L.P.	5/1/2007	18,190	18,697	0.00	(a)	(a)
One East Partners, LP	8/1/2006	2,370,836	2,067,569	0.32	(a)	(a)
Owl Creek Overseas Fund, Ltd.	2/1/2008	1,143,366	1,251,087	0.20	(b)	(b)
OZ Asia Domestic Partners, L.P.	1/1/2006	53,281	9,114	0.00	(b)	(b)

Total Restructurings and Value		3,746,191	3,469,138	0.54

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	Next Available Redemption Date*	Liquidity**
Investment Funds (continued)

Statistical Arbitrage
GSA Alpha Capture, L.P.	10/1/2010	$24,277,111	$25,429,982	3.99%	7/31/2012	Monthly
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	21,850,000	23,736,629	3.72	9/30/2012	Quarterly

Total Statistical Arbitrage		46,127,111	49,166,611	7.71

Total Investments in Investment Funds		$615,237,491	717,924,430	112.57

Liabilities in excess of Other Assets			(80,157,051)	(12.57)

Total Net Assets			$637,767,379	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

*	Investments in Investment Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2012 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Investment Funds may be subject to fees.
**	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(a)	The Fund’s interest in the Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund is able to liquidate underlying investments.
(b)	A portion or all of the Fund’s interests in this Investment Fund are held in side pockets, which have restricted liquidity. See discussion in Note 2 to the financial statements.

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2012

Strategy Allocation	Percent of Net Assets
Macro	30.62%
Equity Long/Short - Opportunistic	22.65
Multi-Strategy	19.08
Mortgage Arbitrage	11.64
Statistical Arbitrage	7.71
Distressed	7.05
Equity Long/Short - High Hedge	6.04
Commodity Trading Advisors - Managed Futures	5.11
Merger/Risk Arbitrage	1.63
Restructurings and Value	0.54
Event Driven Credit	0.50

Total Investments in Investment Funds	112.57%

The accompanying notes are an integral part of these financial statements and should be used in conjunction herewith.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited)

June 30, 2012

1.	Organization

Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on May 12, 2005. The Fund commenced operations on January 1, 2006 and operates pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder.” The Special Shareholder shall make such contributions to the capital of the Fund from time to time in an amount sufficient for it to serve as “tax matters partner” for the Fund, which is treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP, the general partner of the Special Shareholder, serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended. The Special Shareholder and the Adviser are affiliates of Morgan Stanley. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a “Master” fund in a “Master-Feeder” structure whereby the feeder fund invests substantially all of its assets in the Fund. As of June 30, 2012, Alternative Investment Partners Absolute Return Fund STS, an indirect feeder fund to the Fund, represented 59.22% of the Fund’s net assets.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of Morgan Stanley, 1,500,000 shares of beneficial interest (“Shares”). The initial closing date (“Initial Closing Date”) for public offering of Shares was July 1, 2006. Shares were offered until the Initial Closing Date at an initial offering price of $1,000 per Share, plus any applicable sales load, and have been continuously offered thereafter for purchase as of the first business day of each calendar month at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributor may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”), some of which are affiliates of the Fund, that have agreed to participate in the distribution of the Fund’s Shares. Shares

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

1.	Organization (continued)

may also be purchased through any registered investment adviser (a “RIA”) that has entered into an arrangement with the Distributor for such RIA to recommend Shares to its clients in conjunction with a “wrap” fee, asset allocation or other management asset program by such RIA.

Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the U.S. Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $50,000. The minimum additional investment in the Fund by any Shareholder is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor, a Selling Agent or a RIA.

The Fund may from time to time offer to repurchase Shares (or portions of them) at net asset value pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares (or portions of them) from Shareholders, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Shares (or portions of them) from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund will initially pay at least 90% of the estimated value of the repurchased Shares to Shareholders as of the later of: (1) a period of within 30 days after the value of the Shares to be repurchased is determined, or (2) if the Fund has requested withdrawals of its capital from any Investment Funds in order to fund the repurchase of Shares, within ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Investment Funds. The remaining amount (the “Holdback Amount”) will be paid promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements. As of June 30, 2012, the total of all Shareholders’ Holdback Amounts was $1,920,451 and is included in payable for share repurchases in the Statement of Assets and Liabilities.

2.	Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“US GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

As of June 30, 2012, all of the Fund’s portfolio was comprised of investments in Investment Funds.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

Some of the Investment Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Investment Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund that maintains these side pockets, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Investment Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket as determined by the Investment Fund’s investment manager.

The Adviser has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will delegate responsibility for valuation of such Investment Funds to the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of representatives from Morgan Stanley’s accounting, financial reporting, corporate controller and risk management groups. A member of the Adviser’s investment team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues, but representatives of the investment team are not members of

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Portfolio Valuation (continued)

the Valuation Committee and do not possess voting rights. The Adviser’s investment team will recommend to the Valuation Committee a fair value for an Investment Fund, determined based on the investment team’s knowledge of the Investment Fund, its industry expertise and such reasonably available relevant information as it considers material, including information obtained through communication with the Investment Fund’s investment manager. After consideration of the investment team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Short-Term Investments

Short-term investments were invested in a money market fund. Investments in money market funds are valued at net asset value.

Income Recognition and Expenses

The Fund recognizes income and expenses on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The changes in Investment Funds’ net asset value are included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Realized gain (loss) from investments in Investment Funds is calculated using specific identification.

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund expects to be treated as a partnership for U.S. federal income tax purposes.

The Fund is required to withhold up to 30% U.S. tax from U.S. source dividends and 35% U.S. tax from effectively connected income allocable to its non-U.S. Shareholders and to remit those amounts to the U.S. Internal Revenue Service on behalf of non-U.S. Shareholders. The rate of withholding is generally the rate at which the particular non-U.S. Shareholder is subject to U.S. federal income tax. The non-U.S. Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes result in a redemption of Shares from the Fund for any non-U.S. Shareholders who incur the withholding.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

Income and Withholding Taxes (continued)

For the period from January 1, 2012 to June 30, 2012, the Fund recorded an estimated tax withholding amount of $572,997 which is included in repurchases in the Statement of Changes in Net Assets.

The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of June 30, 2012. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, the tax authorities can examine all tax returns filed for the last three years.

3.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and swaps. The Fund’s risk of loss in each Investment Fund is limited to the value of the Fund’s interest in each Investment Fund as reported by the Fund.

4.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments (continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2012 to June 30, 2012, the Fund did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$32,585,635	$—	$32,585,635
Distressed	—	—	44,978,047	44,978,047
Equity Long/Short - High Hedge	—	1,339,150	37,147,925	38,487,075
Equity Long/Short - Opportunistic	—	92,303,343	52,149,747	144,453,090
Event Driven Credit	—	—	3,151,553	3,151,553
Macro	—	195,275,443	—	195,275,443
Merger/Risk Arbitrage	—	—	10,420,613	10,420,613
Mortgage Arbitrage	—	50,831,310	23,394,740	74,226,050
Multi-Strategy	—	41,901,963	79,809,212	121,711,175
Restructurings and Value	—	—	3,469,138	3,469,138
Statistical Arbitrage	—	49,166,611	—	49,166,611

Total Investment Funds	$—	$463,403,455	$254,520,975	$717,924,430

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments (continued)

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of December 31, 2011	Transfers into Level 3	Transfers out of Level 3*	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of June 30, 2012
Investment Funds
Distressed	$50,523,244	$—	$—	$—	$(7,723,199)	$1,302,481	$875,521	$44,978,047
Equity Long/Short - High Hedge	39,309,695	—	—	—	(3,299,141)	863,464	273,907	37,147,925
Equity Long/Short - Opportunistic	62,675,955	—	(6,648,353)	—	(7,000,000)	1,815,701	1,306,444	52,149,747
Event Driven Credit	4,848,248	—	—	112,174	(2,415,454)	(4,995,533)	5,602,118	3,151,553
Merger/Risk Arbitrage	9,893,396	—	—	—	—	—	527,217	10,420,613
Mortgage Arbitrage	—	—	—	22,000,000	—	—	1,394,740	23,394,740
Multi-Strategy	76,489,862	—	—	541,451	(2,499,156)	(2,080,771)	7,357,826	79,809,212
Restructurings and Value	3,299,700	—	—	—	(203,478)	(2,761)	375,677	3,469,138

Total Investment Funds	$247,040,100	$—	$(6,648,353)	$22,653,625	$(23,140,428)	$(3,097,419)	$17,713,450	$254,520,975

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4.	Fair Value of Financial Instruments (continued)

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of June 30, 2012
Investment Funds
Distressed	$875,521
Equity Long/Short - High Hedge	273,924
Equity Long/Short - Opportunistic	2,067,537
Event Driven Credit	5,550,117
Merger/Risk Arbitrage	527,217
Mortgage Arbitrage	1,394,740
Multi-Strategy	6,124,346
Restructurings and Value	375,677

Total Investment Funds	$17,189,079

*	Transfers out of Level 3 of $ 6,648,353 are due to changes in the Fund’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds

The following table summarizes the fair value and liquidity terms of the Investment Funds as of June 30, 2012, aggregated by investment strategy:

	Fair Value	Redemption Frequency (if applicable)	Redemption Notice Period (if applicable)
Investment Funds
Commodity Trading Advisors - Managed Futures (a)	$32,585,635	Monthly	10-18 days
Distressed (b)	44,978,047	Not Applicable	Not Applicable
Equity Long/Short - High Hedge (c)	38,487,075	Monthly to Quarterly	30-90 days
Equity Long/Short - Opportunistic (d)	144,453,090	Monthly to Annually	30-90 days
Event Driven Credit (e)	3,151,553	Not Applicable	Not Applicable
Macro (f)	195,275,443	Monthly to Semi-annually	30-90 days
Merger/Risk Arbitrage (g)	10,420,613	Quarterly	90 days
Mortgage Arbitrage (h)	74,226,050	Monthly to Quarterly	45-60 days
Multi-Strategy (i)	121,711,175	Quarterly	45-90 days
Restructurings and Value (j)	3,469,138	Not Applicable	Not Applicable
Statistical Arbitrage (k)	49,166,611	Monthly to Quarterly	30-55 days

Total Investment Funds	$717,924,430

(a)	Investment Funds in this strategy invest in a variety of futures contracts, including currencies, interest rates, stocks, stock market indexes, derivatives, and commodities. These Investment Funds build quantitative models to price futures and then take long and short positions in the futures.
(b)	Investment Funds in this strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation such as a bankruptcy or corporate restructuring. Investment Fund tranches representing 7.05% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are in liquidation. The Fund estimates the remaining restriction period for such Investment Fund tranches to up to 3 years.
(c)	Investment Funds in this strategy seek to profit by exploiting pricing inefficiencies between related equity securities, neutralizing exposure to market risk by combining long and short positions.
(d)	Investment Funds in this strategy consist of a core holding of long equities hedged at all times with short sales of stocks or stock index options. Some of the Investment Funds’ respective investment managers maintain a substantial portion of assets within a hedged structure and commonly employ leverage. Investment Fund tranches representing 0.93% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets. The Fund estimates the remaining restriction period for such Investment Fund tranches to range from up to 5 years to up to 6 years.
(e)	Investment Funds in this strategy invest in debt securities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations and recapitalizations. Investment Fund tranches representing 0.50% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets or are in liquidation. The Fund estimates the remaining restriction period for such Investment Fund tranches to range from up to 2 years to up to 3 years.
(f)	Investment Funds in this strategy invest by making leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange and physical commodities.
(g)	Investment Fund in this strategy involves investing in securities of companies that are the subject of some form of extraordinary corporate transaction, including acquisition or merger proposals, exchange offers, cash tender offers and leveraged buy-outs.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

5.	Investments in Investment Funds (continued)

(h)	Investment Funds in this strategy seek to exploit pricing differentials between various issues of mortgage-related bonds.
(i)	Investment Funds in this strategy tactically allocate capital to various hedge fund strategies based on their perceived risk and return profiles. Investment Fund tranches representing 2.94% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets or are in liquidation. The Fund estimates the remaining restriction period for such Investment Fund tranches representing 1.51% of the Fund’s net assets to range from up to 4 years to up to 5 years. The remaining restriction period for Investment Fund tranches representing 1.43% of the Fund’s net assets is uncertain however such redemption restrictions have been in place for less than 1 year.
(j)	Investment Funds in this strategy invest in restructuring companies that are undergoing significant corporate events such as spin-offs, recapitalizations, litigation events, strategic realignment, and other major changes. It also includes “value” investments in securities that are believed to be underpriced relative to their intrinsic or fundamental value or which are expected to appreciate in value if circumstances change or an anticipated event occurs. Investment Fund tranches representing 0.54% of the Fund’s net assets have restricted liquidity because such Investment Fund tranches are held in side pockets or are in liquidation. The Fund estimates the remaining restriction period for such Investment Fund tranches to range from up to 2 years to up to 4 years.
(k)	Investment Funds in this strategy profit from temporary pricing discrepancies between related securities. This irregularity offers an opportunity to go long the cheaper security and to short the more expensive one in an attempt to profit as the prices of the two revert to their norm, or mean.

As of June 30, 2012, 3.06% of the Fund’s net assets were invested in side pockets maintained by the Investment Funds. As of June 30, 2012, 8.90% of the Fund’s net assets were invested in Investment Funds that are in liquidation.

For the period from January 1, 2012 to June 30, 2012, aggregate purchases and proceeds from sales of investments in Investment Funds were $41,186,080 and $104,935,893, respectively.

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedules K-1. Such tax adjustments for the year ended December 31, 2012 will be made once the Fund has received all 2012 Schedules K-1 from the Investment Funds.

6.	Investment Receivables and Payables

As of June 30, 2012, $64,344,209 was due to the Fund from Investment Funds. The receivable amount represents the fair value of certain Investment Fund tranches, net of management fees and incentive fees/allocations, that were redeemed by the Fund at period-end or holdback amounts that will be received from certain Investment Funds. Substantially all of the receivable balance was collected subsequent to the balance sheet date.

Prepaid investments in Investment Funds represents amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2012, pursuant to each Investment Fund’s operating agreements.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds.

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.125% (1.50% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any repurchases effective on that day. The management fee is in addition to the asset-based fees and incentive fees or allocations charged by the underlying Investment Funds and indirectly borne by Shareholders in the Fund. For the period from January 1, 2012 to June 30, 2012, the Fund incurred management fees of $5,226,736, of which $850,571 was payable to the Adviser at June 30, 2012.

Effective May 1, 2012, the Distributor and Selling Agents may charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. Investments less than $250,000 will be subject to a maximum sales load of 3%; investments of $250,000 - $999,999 will be subject to a maximum sales load of 2%; investments of $1,000,000 - $4,999,999 will be subject to a maximum sales load of 1%; and investments of $5,000,000 or more will be subject to a maximum sales load of 0.5%. The Distributor or a Selling Agent may, in its discretion, waive the sales load for certain investors. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charges a sales load by the Distributor or Selling Agent.

Prior to May 1, 2012, the Distributor or Selling Agent were able to charge Shareholders a sales load of up to 3% of the Shareholder’s purchase. Investments of $50,000 - $249,999 were subject to a maximum sales load of 3%; investments of $250,000 - $499,999 were subject to a maximum sales load of 2%; investments of $500,000 - $999,999 were subject to a maximum sales load of 1.5%; investments of $1,000,000 - $4,999,999 were subject to a maximum sales load of 1%; and investments of $5,000,000 or more were not subject to a sales load.

The Fund pays the Distributor, and the Distributor pays each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”) that enters into a shareholder servicing agreement with the Distributor, a quarterly shareholder servicing fee of 0.0625% (0.25% on an annualized basis) of the net asset value of the outstanding Shares beneficially owned by clients of the Distributor or the Service Agent. In exchange for this fee, the Distributor or the Service Agent, as the case may be, responds to Shareholder inquiries about the Fund, facilitates Fund communications with Shareholders, assists Shareholders in changing account designations or addresses, and assists Shareholders in processing repurchase requests. For the period from January 1, 2012 to June 30, 2012, the Fund incurred shareholder servicing fees of $865,448, of which $748,869 was payable to the Distributor at June 30, 2012.

State Street Bank and Trust Company (“State Street”) provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee, computed and payable monthly at an annual rate ranging from 0.030% to 0.045%, based on the aggregate

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

7.	Management Fee, Related Party Transactions and Other (continued)

monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the administrator. The administrative services fee is subject to an annual aggregate minimum based on $125,000 per Morgan Stanley product. State Street also serves as the Fund’s custodian. Under a custody services agreement, State Street is paid a custody fee monthly at an annual rate ranging from 0.015% to 0.020%, based on i) the aggregate monthly net assets of certain Morgan Stanley products, including the Fund, for which State Street serves as the custodian, and ii) investment purchases and sales activity related to the Fund.

The Fund is charged directly for certain reasonable out-of-pocket expenses related to the accounting, administrative and custodial services provided by State Street to the Fund.

The Fund has a deferred compensation plan (the “DC Plan”) that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. At June 30, 2012, the Fund’s proportionate share of assets attributable to the DC Plan was $15,379, which is included in the Statement of Assets and Liabilities under other assets and accrued expenses and other liabilities.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer agent. Transfer Agent Fees are payable monthly based on an annual per Shareholder account charge plus out-of-pocket expenses incurred by BFDS on the Fund’s behalf.

8.	Note Payable

Effective December 21, 2009, the Fund entered into a note payable agreement (the “Note”) with Credit Suisse International. The maximum availability under the Note is $125,000,000. The interest rate on the borrowings is 3-month USD LIBOR plus 1.80% per annum. The Fund is charged a minimum interest rate of 1.80% per annum on $75,000,000, less any drawdowns. The Fund has the option to reduce the minimum borrowing at any time. Under the terms of the Note, borrowings are repayable at any time by the maturity date, October 31, 2013. On the 15th day of each month, any unpaid accrued interest expense shall automatically be rolled over into the principal amount of the borrowings. At June 30, 2012, $105,240,338 was outstanding against the Note. For the period from January 1, 2012 to June 30, 2012, the Fund incurred interest expense of $992,316 in connection with the Note. Borrowings are secured by investments in Investment Funds. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
182	$85,351,501	2.30%

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

9.	Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.	Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized for periods less than one year.

	For the Period from January 1, 2012 to June 30, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,137.87	$1,127.10	$1,069.96	$927.49	$1,235.33	$1,097.12

Net investment income (loss) (a)	(13.15)	(22.13)	(21.46)	(18.99)	(20.13)	(21.58)
Net realized and unrealized gain (loss) from investments	59.01	32.90	78.60	161.46	(287.71)	159.79

Net increase (decrease) resulting from operations	45.86	10.77	57.14	142.47	(307.84)	138.21

Net asset value, end of period	$1,183.73	$1,137.87	$1,127.10	$1,069.96	$927.49	$1,235.33

Total return (b)	4.03%	0.96%	5.34%	15.36%	(24.92%)	12.60%

Ratio of total expenses (c)	1.11%	2.13%	2.08%	1.91%	1.88%	1.89%
Ratio of net investment income (loss) (d)	(1.11%)	(1.93%)	(1.99%)	(1.90%)	(1.81%)	(1.80%)
Portfolio turnover	5%	18%	23%	38%	23%	28%
Net assets, end of period (000s)	$637,767	$686,379	$902,955	$993,440	$985,726	$923,497

(a)	Calculated based on the average shares outstanding methodology.
(b)	Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of Share transactions and withholding tax allocation, as applicable.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

11.	Subsequent Events

Unless otherwise stated throughout the Notes to the financial statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the Fund’s investment advisory agreement (the “Advisory Agreement” ), including selection of Investment Funds for investment of the Fund’s assets, allocation of the Fund’s assets among, and monitoring performance of, Investment Funds, evaluation of risk exposure of Investment Funds and reputation, experience and training of investment managers, management of short-term cash and operations of the Fund, day-to-day portfolio management and general due diligence examination of Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services that the Adviser provides, or arranges at its expense, under the Advisory Agreement, including among other things, providing to the Fund office facilities, equipment and personnel.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Advisory Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance of the Fund compared to an appropriate benchmark and its peers, as determined by the Adviser. The Board also reviewed the fees and expenses of the Fund compared to its peers, as determined by Lipper, Inc. (“Lipper”). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2011 and February 29, 2012, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the performance of the Fund was better than its benchmark for the one-, three- and five-year periods ended December 31, 2011, February 29, 2012 and March 31, 2012. The Board noted that the performance of the Fund was better than its Lipper peer group average for the one- year period but below its peer group average for the three- and five-year periods, each ended December 31, 2011. The Board also noted that the performance of the Fund was better than its Management selected peer group average for the one- and three-year periods but below its peer group average for the five-year period, each ended February 29, 2012. The Board discussed with the Adviser the level of the advisory fee for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Lipper. In addition to the advisory fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the advisory fee was higher than the Fund’s peer group average and the total expense ratio was higher but close to its peer group average and equal to its peer group median. After discussion, the Board concluded that (i) the Fund’s performance was acceptable, (ii) the Fund’s advisory fee was acceptable, and (iii) total expense ratio was competitive with its Lipper peer group average.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s advisory fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board concluded that economies of scale for the Fund were not a factor that needed to be considered at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Advisory Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. The Board considered sales charges on shares of the Fund charged by a broker-dealer affiliate of the Adviser. The Board also considered that an affiliate of the Adviser receives from the Fund a shareholder servicing fee for services provided by the affiliate to its customers who are shareholders of the Fund. The Board also considered that affiliated brokers, dealers or other financial intermediaries (“Intermediaries”) may receive payments from the Adviser in connection with the (i) sale, distribution or retention of shares of the Fund and/or shares of Alternative Investment Partners Absolute Return Fund STS and/or (ii) shareholder servicing. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser’s costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Advisory Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Advisory Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Alternative Investment Partners Absolute Return Fund

Investment Advisory Agreement Approval (Unaudited) (continued)

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its Shareholders to approve renewal of the Advisory Agreement for another year. In reaching this conclusion, the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Advisory Agreement.

Alternative Investment Partners Absolute Return Fund

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Alternative Investment Partners Absolute Return Fund

100 Front Street, Suite 400

West Conshohocken, PA 19428

Trustees

Michael Nugent, Chairperson of the Board and Trustee

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Jacques Chappuis, President and Principal Executive Officer

Stefanie V. Chang Yu, Vice President

Mustafa Jama, Vice President

Matthew Graver, Vice President

Mary Ann Picciotto, Chief Compliance Officer

Noel Langlois, Treasurer and Chief Financial Officer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

100 Front Street, Suite 400

West Conshohocken, PA 19428

Administrator, Custodian, Fund Accounting Agent and Escrow Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.

30 Dan Road

Canton, MA 02021

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, NY 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)

(1) Code of Ethics is not applicable to a semi-annual report.

(2) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALTERNATIVE INVESTMENT PARTNERS ABSOLUTE RETURN FUND STS

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	President
Date:	September 7, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	September 7, 2012

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	September 7, 2012